Debt (Schedule of Long-term Debt Instruments) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Borrowings	$ 18,390,864
Less: debt discount	(199,260)	(368,262)
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings	13,170,000	3,000,000
Less: debt discount
Net borrowings	13,170,000	3,000,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Borrowings	4,800,000	3,300,000
Less: debt discount	(198,510)	(302,904)
Net borrowings	4,601,490	2,997,096
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Borrowings	400,000
Less: debt discount	(750)	(65,358)
Less: notes converted	(900,000)
Net borrowings	399,250	784,642
Convertible Subordinated Debt Before Conversion [Member]
Debt Instrument [Line Items]
Borrowings	1,300,000	850,000
Promissory Note For Insurance Premiums [Member]
Debt Instrument [Line Items]
Borrowings	$ 20,864	$ 7,570